Advent Convertible Bond ETF
Schedule of Investments
November 30, 2025 (Unaudited)

CONVERTIBLE BONDS - 86.6%	Par	Value
Automobiles - 3.8%
Rivian Automotive, Inc., 3.63%, 10/15/2030	639,000	$635,502
Winnebago Industries, Inc., 3.25%, 01/15/2030	440,000	398,922
		1,034,424

Biotechnology - 4.7%
Bridgebio Pharma, Inc., 2.25%, 02/01/2029	378,000	414,760
Exact Sciences Corp., 0.38%, 03/01/2028	280,000	287,445
Halozyme Therapeutics, Inc., 0.25%, 03/01/2027	250,000	277,344
Travere Therapeutics, Inc., 2.25%, 03/01/2029	221,000	299,982
		1,279,531

Broadline Retail - 2.3%
Etsy, Inc.
0.13%, 10/01/2026	335,000	338,534
0.13%, 09/01/2027	323,000	297,572
		636,106

Capital Markets - 2.3%
Coinbase Global, Inc., 0.50%, 06/01/2026	604,000	627,737

Communications Equipment - 1.9%
Applied Optoelectronics, Inc., 2.75%, 01/15/2030	500,000	511,940

Consumer Finance - 1.4%
Upstart Holdings, Inc., 1.00%, 11/15/2030	430,000	369,950

Electric Utilities - 1.3%
FirstEnergy Corp., 4.00%, 05/01/2026	347,000	368,286

Electrical Equipment - 1.0%
Array Technologies, Inc., 1.00%, 12/01/2028	325,000	282,441

Electronic Equipment, Instruments & Components - 4.0%
Itron, Inc., 1.38%, 07/15/2030	525,000	543,341
Vishay Intertechnology, Inc., 2.25%, 09/15/2030	616,000	546,136
		1,089,477

Financial Services - 5.2%
Block, Inc., 0.25%, 11/01/2027	510,000	469,992
Global Payments, Inc., 1.50%, 03/01/2031	453,000	406,542
Shift4 Payments, Inc., 0.50%, 08/01/2027	555,000	547,300
		1,423,834

Food Products - 1.7%
Freshpet, Inc., 3.00%, 04/01/2028	400,000	457,623

Health Care Equipment & Supplies - 5.7%
Enovis Corp., 3.88%, 10/15/2028	415,000	412,397
Integer Holdings Corp., 2.13%, 02/15/2028	520,000	560,677
Lantheus Holdings, Inc., 2.63%, 12/15/2027	526,000	581,361
		1,554,435

Health Care Providers & Services - 1.1%
NeoGenomics, Inc., 0.25%, 01/15/2028	340,000	301,325

Health Care Technology - 2.6%
Evolent Health, Inc., 3.50%, 12/01/2029	347,000	250,534
Teladoc Health, Inc., 1.25%, 06/01/2027	474,000	448,641
		699,175

Hotels, Restaurants & Leisure - 10.4%
DraftKings Holdings, Inc., 0.00%, 03/15/2028 (a)	610,000	550,525
Expedia Group, Inc., 0.00%, 02/15/2026 (a)	400,000	419,464
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027	774,000	735,377
NCL Corp. Ltd., 1.13%, 02/15/2027	883,000	860,484
Shake Shack, Inc., 0.00%, 03/01/2028 (a)	285,000	266,269
		2,832,119

Household Durables - 2.0%
Meritage Homes Corp., 1.75%, 05/15/2028	553,000	556,510

Interactive Media & Services - 1.0%
Snap, Inc., 0.50%, 05/01/2030	325,000	284,357

IT Services - 2.4%
Akamai Technologies, Inc., 1.13%, 02/15/2029	650,000	650,209

Life Sciences Tools & Services - 1.0%
Repligen Corp., 1.00%, 12/15/2028	255,000	284,819

Oil, Gas & Consumable Fuels - 1.0%
Northern Oil & Gas, Inc., 3.63%, 04/15/2029	277,000	268,943

Pharmaceuticals - 1.2%
Amphastar Pharmaceuticals, Inc., 2.00%, 03/15/2029	347,000	319,830

Semiconductors & Semiconductor Equipment - 3.1%
ON Semiconductor Corp.
0.00%, 05/01/2027 (a)	250,000	288,082
0.50%, 03/01/2029	600,000	558,468
		846,550

Software - 23.0%
BlackLine, Inc., 1.00%, 06/01/2029	515,000	555,196
Box, Inc., 1.50%, 09/15/2029	550,000	536,808
Confluent, Inc., 0.00%, 01/15/2027 (a)	285,000	271,512
Five9, Inc., 1.00%, 03/15/2029	610,000	547,587
Progress Software Corp., 3.50%, 03/01/2030	926,000	929,639
Q2 Holdings, Inc., 0.75%, 06/01/2026	280,000	284,881
Rapid7, Inc., 1.25%, 03/15/2029	326,000	293,661
Tyler Technologies, Inc., 0.25%, 03/15/2026	770,000	790,130
Varonis Systems, Inc., 1.00%, 09/15/2029	655,000	608,414
Vertex, Inc., 0.75%, 05/01/2029	430,000	403,125
Workiva, Inc.
1.13%, 08/15/2026	621,000	773,331
1.25%, 08/15/2028	285,000	288,874
		6,283,158

Technology Hardware, Storage & Peripherals - 2.5%
Super Micro Computer, Inc., 3.50%, 03/01/2029	717,000	674,088
TOTAL CONVERTIBLE BONDS (Cost $23,160,506)		23,636,867

CONVERTIBLE PREFERRED STOCKS - 9.3%	Shares	Value
Banks - 9.3%
Bank of America Corp., Series L, 7.25%, Perpetual	1,007	1,261,016
Wells Fargo & Co., Series L, 7.50%, Perpetual	1,040	1,268,810
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,415,040)		2,529,826

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.92% (b)	1,017,109	1,017,109
TOTAL MONEY MARKET FUNDS (Cost $1,017,109)		1,017,109

TOTAL INVESTMENTS - 99.6% (Cost $26,592,655)		27,183,802
Other Assets in Excess of Liabilities - 0.4%		109,801
TOTAL NET ASSETS - 100.0%		$27,293,603

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Zero coupon bonds make no periodic interest payments.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Advent Convertible Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Convertible Bonds	$–	$23,636,867	$–	$23,636,867
Convertible Preferred Stocks	2,529,826	–	–	2,529,826
Money Market Funds	1,017,109	–	–	1,017,109
Total Investments	$3,546,935	$23,636,867	$–	$27,183,802

Refer to the Schedule of Investments for further disaggregation of investment categories.